INVESTMENTS, DEBT AND DERIVATIVES - Investments and derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL ASSETS
Total investments and derivatives	$ 422	$ 486
Non-current	65	53
Current	357	433
At fair value
FINANCIAL ASSETS
Total investments and derivatives	30	41
At fair value | Other investments
FINANCIAL ASSETS
Total investments and derivatives	30	41
At amortized cost
FINANCIAL ASSETS
Total investments and derivatives	392	445
At amortized cost | Security deposits and cash collateral
FINANCIAL ASSETS
Total investments and derivatives	117	103
At amortized cost | Bank deposits
FINANCIAL ASSETS
Total investments and derivatives	2	3
At amortized cost | Other investments
FINANCIAL ASSETS
Total investments and derivatives	$ 273	$ 339